Summary of Significant Accounting Policies: Start-up Costs Policy (Policies)	12 Months Ended
Dec. 31, 2014
Policies
Start-up Costs Policy

Start-up Costs

In accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) No. 720, “Reporting on the Costs of Start-up Activities,” the Company has expensed all costs incurred in connection with the start-up and organization of the Company.